RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12. RELATED PARTY TRANSACTIONS

As of September 30, 2018 and December 31, 2017, the Company had received advancement of $320,655 and $251,973 from the shareholders for operating expenses.  These advancements bear no interest, no collateral and have no repayment term.